Noninterest Income - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Other Revenues [Line Items]
Lending fees		¥ 143,000
Trust fees		54,000	¥ 51,000
Fees related to trust business		75,000	74,000
Trading account gains (losses)—net	[1]	745,692	328,841	¥ 236,982
Other noninterest income	[1],[2]	139,582	72,135	¥ 80,453
Revenue from contracts with customers ("ASC 606")
Other Revenues [Line Items]
Deposit fees		14,000
Trading account gains (losses)—net		60,000	68,000
Other noninterest income		¥ 24,000	¥ 26,000

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 27 “Fair value” for further details.